Short-term investments	6 Months Ended
Jun. 30, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Short-term investments
12 Short-term investments
The Company accounts for its short-term investments which were mainly deposits in commercial banks with maturities less than one year and structured deposits issued by commercial banks and other financial intuitions in accordance with ASC Topic 320, Investments—Debt Securities (“ASC 320”) and as the Company has the positive intent and ability to hold them to maturity, the short-term investments are classified as held-to-maturity
securities and stated at amortized cost less impairment.
Short-term investments classification as of December 31, 2020 and June 30, 2021 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB					RMB
Held-to-maturity debt investments	80,000	—	—	—	—	80,000

	As of June 30, 2021
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	US$					RMB	US$
Held-to-maturity debt investments	30,000	4,646	—	—	—	—	30,000	4,646

As of December 31, 2020, the Company’s short-term investments comprise primarily of principal guaranteed structured deposits placed with financial institutions with maturities within twelve months and interest rates indexed to gold price. The indexation of interest rates to gold prices are considered embedded derivatives that are separated from the host contract of bank structured deposits and are recorded separately in “Derivative assets” and measured at fair value in the consolidated balance sheets. The fair value of the derivatives assets is disclosed in Note 13 - Fair value measurements.As of June 30, 2021, the Company’s short-term investments only comprises of time deposits with original maturities over three months.